Cover Page	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	STNE
Entity Registrant Name	StoneCo Ltd.
Entity Central Index Key	0001745431
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Title of 12(b) Security	Class A common shares
Security Exchange Name	NASDAQ
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38714
Entity Address, Country	BR
Common Class A [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	178,681,714
Common Class B [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	98,678,252